Schedule of Investments
September 30, 2022 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - Long - 55.8%

Communication Services - 2.1%
Alphabet Inc (2)	22,711	2,183,663
Comcast Corp	10,404	305,149
Entravision Communications Corp	1,225	4,863
IDT Corp (2)	5,190	128,868
Liberty TripAdvisor Holdings Inc (2)	2,709	2,953
Meta Platforms Inc (2)	6,602	895,759
Netflix Inc (2)	727	171,165

		3,692,420

Consumer Discretionary - 6.0%
Amazon.com Inc (2)	12,967	1,465,271
AutoZone Inc (2)	159	340,567
Best Buy Co Inc	202	12,795
Booking Holdings Inc (2)	483	793,670
BorgWarner Inc	6,478	203,409
Bright Horizons Family Solutions Inc (2)	999	57,592
Burlington Stores Inc (2)	1,956	218,857
Caleres Inc	285	6,903
Chegg Inc (2)	93	1,960
Ethan Allen Interiors Inc	206	4,355
Expedia Group Inc (2)	388	36,352
Ford Motor Co	15,097	169,086
Frontdoor Inc (2)	1,128	23,000
Garmin Ltd	753	60,473
General Motors Co	3,063	98,292
Goodyear Tire & Rubber Co/The (2)	769	7,759
Grand Canyon Education Inc (2)	5,568	457,968
Green Brick Partners Inc (2)	911	19,477
H&R Block Inc	4,497	191,302
Hibbett Inc	520	25,901
Home Depot Inc/The	1,177	324,781
Lennar Corp	299	22,290
LKQ Corp	453	21,359
Lovesac Co/The (2)	2,850	58,083
Lowe's Cos Inc	1,624	305,003
Lululemon Athletica Inc (2)	1,836	513,272
M/I Homes Inc (2)	7,578	274,551
Macy's Inc	24,528	384,354
McDonald's Corp	1,052	242,738
O'Reilly Automotive Inc (2)	639	449,441
Oxford Industries Inc	461	41,389
Patrick Industries Inc	953	41,780
Qurate Retail Inc	2,482	4,989
Rent-A-Center Inc/TX	3,406	59,639
Skechers USA Inc (2)	2,085	66,136
Skyline Champion Corp (2)	7,487	395,838
Smith & Wesson Brands Inc	5,227	54,204
Sonos Inc (2)	18,275	254,023
Starbucks Corp	8,330	701,886
Tapestry Inc	2,247	63,882
Target Corp	690	102,389
Tesla Inc (2)	2,994	794,159
Tractor Supply Co	297	55,206
Tupperware Brands Corp (2)	2,451	16,054
Ulta Beauty Inc (2)	1,966	788,740
Whirlpool Corp	1,452	195,744
Yum! Brands Inc	1,092	116,123

		10,543,042

Consumer Staples - 2.6%
Albertsons Cos Inc	4,897	121,739
Archer-Daniels-Midland Co	7,038	566,207
Bunge Ltd	3,331	275,041
Costco Wholesale Corp	5,228	2,469,028
General Mills Inc	6,845	524,395

Kroger Co/The	1,605	70,219
Tyson Foods Inc	8,624	568,580

		4,595,209

Energy - 5.1%
APA Corp	3,444	117,750
Berry Corp	842	6,315
Bristow Group Inc (2)	676	15,879
Centrus Energy Corp (2)	3,242	132,857
Cheniere Energy Inc	1,616	268,111
Chevron Corp	13,074	1,878,342
Civitas Resources Inc	117	6,715
ConocoPhillips	5,174	529,507
Devon Energy Corp	1,435	86,287
Diamondback Energy Inc	666	80,226
DT Midstream Inc	2,203	114,314
EOG Resources Inc	2,444	273,068
Exxon Mobil Corp	23,862	2,083,391
Hess Corp	561	61,143
Laredo Petroleum Inc (2)	54	3,394
Marathon Oil Corp	3,999	90,297
Marathon Petroleum Corp	17,983	1,786,251
Nine Energy Service Inc (2)	1,635	4,316
ONEOK Inc	6,383	327,065
Overseas Shipholding Group Inc (2)	808	2,400
Ovintiv Inc	1,774	81,604
Phillips 66	2,135	172,337
Pioneer Natural Resources Co	980	212,199
Schlumberger NV	6,838	245,484
SM Energy Co	274	10,305
Targa Resources Corp	1,347	81,278
Teekay Corp (2)	1,555	5,582
Valero Energy Corp	2,660	284,221
World Fuel Services Corp	312	7,313

		8,967,951

Financials - 8.6%
Ally Financial Inc	10,476	291,547
American Equity Investment Life Holding Co	3,778	140,882
American Express Co	1,087	146,647
American International Group Inc	26,492	1,257,840
Argo Group International Holdings Ltd	392	7,550
Bank of New York Mellon Corp/The	8,561	329,770
Berkshire Hathaway Inc (2)	22,916	6,119,030
Capital Bancorp Inc	485	11,204
Capital One Financial Corp	237	21,844
Charles Schwab Corp/The	14,528	1,044,127
Chubb Ltd	4,139	752,801
East West Bancorp Inc	3,768	252,984
Essent Group Ltd	4,593	160,158
Fidelity National Financial Inc	15,695	568,159
Flagstar Bancorp Inc	859	28,691
Green Dot Corp (2)	5,492	104,238
Hartford Financial Services Group Inc/The	1,798	111,368
Investors Title Co	43	6,063
Marsh & McLennan Cos Inc	10,768	1,607,555
Moelis & Co	445	15,045
Mr Cooper Group Inc (2)	629	25,475
Pathward Financial Inc	2,117	69,776
Reinsurance Group of America Inc	755	94,987
State Street Corp	3,490	212,227
Stewart Information Services Corp	2,427	105,914
Synchrony Financial	539	15,194
W R Berkley Corp	92	5,941
Walker & Dunlop Inc	1,200	100,476
Willis Towers Watson PLC	8,238	1,655,344

		15,262,837

Healthcare - 11.5%
AbbVie Inc	12,599	1,690,912
Alaunos Therapeutics Inc (2)	3,984	6,852
Align Technology Inc (2)	777	160,924
Amgen Inc	9,609	2,165,869
Biogen Inc (2)	786	209,862
Bristol-Myers Squibb Co	3,404	241,990
Cardinal Health Inc	19,077	1,272,054

CareDx Inc (2)	4,196	71,416
Catalent Inc (2)	618	44,718
Centene Corp (2)	1,840	143,170
Cigna Corp	3,246	900,668
CVS Health Corp	8,589	819,133
Dexcom Inc (2)	730	58,794
Eli Lilly & Co	5,155	1,666,869
Exact Sciences Corp (2)	1,844	59,912
Fulgent Genetics Inc (2)	6,036	230,092
Genprex Inc (2)	1,467	2,068
Gilead Sciences Inc	9,026	556,814
Humana Inc	944	458,019
ImmunityBio Inc (2)	10,805	53,701
Johnson & Johnson	13,348	2,180,529
McKesson Corp	2,596	882,303
Merck & Co Inc	10,689	920,537
Moderna Inc (2)	4,090	483,643
Otonomy Inc (2)	7,599	2,242
Pfizer Inc	16,502	722,128
QuidelOrtho Corp (2)	1,177	84,132
RadNet Inc (2)	2,013	40,965
Regeneron Pharmaceuticals Inc (2)	66	45,465
UnitedHealth Group Inc	5,265	2,659,036
Veracyte Inc (2)	26,471	439,419
Viatris Inc	9,003	76,706
West Pharmaceutical Services Inc	2,147	528,334
Zimmer Biomet Holdings Inc	1,601	167,385
Zoetis Inc	1,749	259,359

		20,306,020

Industrials - 4.5%
AGCO Corp	243	23,369
Atkore Inc (2)	3,810	296,456
Boise Cascade Co	1,218	72,422
Builders FirstSource Inc (2)	6,133	361,356
Cintas Corp	41	15,916
Copart Inc (2)	19,512	2,076,077
CoStar Group Inc (2)	9,087	632,910
EMCOR Group Inc	1,800	207,864
Encore Wire Corp	104	12,016
Fortune Brands Home & Security Inc	14,055	754,613
General Dynamics Corp	499	105,873
H&E Equipment Services Inc	512	14,510
Hubbell Inc	1,612	359,476
Karat Packaging Inc (2)	140	2,239
Leidos Holdings Inc	2,114	184,912
Lockheed Martin Corp	2,747	1,061,139
ManpowerGroup Inc	1,584	102,469
Matson Inc	1,704	104,830
Mueller Industries Inc	2,411	143,310
Northrop Grumman Corp	1,146	538,987
Raytheon Technologies Corp	1,073	87,836
SkyWest Inc (2)	450	7,317
Southwest Airlines Co (2)	7,940	244,870
United Parcel Service Inc	1,755	283,503
Vicor Corp (2)	1,308	77,355
WESCO International Inc (2)	804	95,982
WW Grainger Inc	200	97,838

		7,965,445

Information Technology - 14.1%
Adobe Inc (2)	308	84,762
Alpha & Omega Semiconductor Ltd (2)	1,797	55,276
Amkor Technology Inc	11,085	188,999
Apple Inc	61,294	8,470,831
Arrow Electronics Inc (2)	1,361	125,471
Avid Technology Inc (2)	3,948	91,830
Avnet Inc	4,145	149,717
Cadence Design Systems Inc (2)	1,336	218,342
Cisco Systems Inc	1,761	70,440
Concentrix Corp	570	63,629
Dell Technologies Inc	644	22,005
Euronet Worldwide Inc (2)	1,424	107,882
Extreme Networks Inc (2)	567	7,411
Intel Corp	2,699	69,553
Intuit Inc	2,339	905,941
Jabil Inc	9,460	545,937

Manhattan Associates Inc (2)		9,517	1,266,047
Mastercard Inc		303	86,155
Microsoft Corp		33,583	7,821,480
MongoDB Inc (2)		151	29,983
Monolithic Power Systems Inc		1,030	374,302
Oracle Corp		11,866	724,657
Photronics Inc (2)		6,678	97,632
QUALCOMM Inc		11,099	1,253,965
Skyworks Solutions Inc		103	8,783
StarTek Inc (2)		2,176	6,528
Synopsys Inc (2)		2,897	885,062
Texas Instruments Inc		4,318	668,340
Trimble Inc (2)		3,870	210,025
Zoom Video Communications Inc (2)		6,735	495,629

			25,106,614

Materials - 0.9%
AdvanSix Inc		118	3,788
Alcoa Corp		787	26,490
Cleveland-Cliffs Inc (2)		1,885	25,391
Dow Inc		8,054	353,812
Eagle Materials Inc		2,324	249,086
Ferroglobe PLC Contingent Value Rights (2)(5)(7)		(2,326)	0
Louisiana-Pacific Corp		5,527	282,927
LyondellBasell Industries NV		3,881	292,162
Nucor Corp		1,456	155,777
Reliance Steel & Aluminum Co		168	29,301
Schnitzer Steel Industries Inc		316	8,993
Steel Dynamics Inc		765	54,277
Sylvamo Corp		905	30,680
United States Steel Corp		2,789	50,537

			1,563,221

Real Estate Investment Trust - 0.0%
CorEnergy Infrastructure Trust Inc		4,564	7,257
Maui Land & Pineapple Co Inc (2)		314	2,892
Trinity Place Holdings Inc (2)		3,358	2,963

			13,112

Utilities - 0.4%
NRG Energy Inc		8,155	312,092
UGI Corp		10,129	327,471

			639,563

Total Common Stocks (United States) - Long	(Cost	$89,968,273)	98,655,434

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (6)		198	5,336

Total Preferred Stock (United States)	(Cost	$4,949)	5,336

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		6	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		86	765
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		29	526
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		47	1,011
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		23	480

Total Warrants (United States)	(Cost	$2,899)	2,782

Money Market Registered Investment Companies - 40.3%

Meeder Institutional Prime Money Market Fund, 2.85% (3)		71,214,779	71,200,536

Total Money Market Registered Investment Companies	(Cost	71,186,022)	71,200,536

Total Investments - Long - 96.1%	(Cost	$161,162,143)	169,864,088

Other Assets less Liabilities - 3.9%			6,864,676

Total Net Assets - 100.0%			176,728,764

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		800	9,104
Meeder Dynamic Allocation Fund - Retail Class		1,966	20,781
Meeder Muirfield Fund - Retail Class		2,221	17,857
Meeder Conservative Allocation Fund - Retail Class		246	5,097

Total Trustee Deferred Compensation	(Cost	$57,095)	52,839

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(66)	12/16/2022	(14,574,120)	1,326,860
Mini MSCI EAFE Index Futures	140	12/16/2022	11,624,200	(1,230,503)
Mini MSCI Emerging Markets Index Futures	50	12/16/2022	2,178,750	(247,269)
Russell 2000 Mini Index Futures	41	12/16/2022	3,423,090	(386,928)
Standard & Poors 500 Mini Futures	(169)	12/16/2022	(30,432,675)	3,019,663

Total Futures Contracts	(4)		(27,780,755)	2,481,823

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$169,864,088	$2,481,823
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$169,864,088	$2,481,823

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Preferred stock.

(7)	Short security.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.